Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per Share [Line Items]
Issued shares	80,745,711		80,745,711	80,745,711
Treasury shares	(7,609,263)		(8,875,883)	(10,136,551)
Acquisition of treasury shares	(1,809,295)
Disposal of treasury shares			1,266,620	1,260,668
Number of common shares outstanding	71,327,153	73,136,448	73,136,448	71,869,828
Weighted average shares issued	80,745,711		80,745,711	80,745,711
Weighted average treasury shares	(7,609,263)		(8,875,883)	(10,136,551)
Acquisition of weighted average treasury shares	(341,017)
Disposal of weighted average treasury shares			194,331	13,816
Number of weighted average shares outstanding	72,795,431		72,064,159	70,622,976